INVENTORIES, NET (Tables)	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories, net, consist of the following:

	September 30, 2024	September 30, 2023

Raw materials	$862,324	$12,715
Finished goods	710,006	975,651
Inventory valuation allowance	(106)	(1,079)
Total inventory, net	$1,572,224	$987,287